Leases - Narrative (FY) (Details) $ in Thousands				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 13, 2023 operating_lease	Oct. 31, 2023 USD ($) ft²	Sep. 01, 2022 USD ($) ft²	Jul. 31, 2019 USD ($) ft²	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) operating_lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 17, 2023 USD ($)	Oct. 24, 2022 USD ($)	Oct. 06, 2022 ft²
Operating Leased Assets [Line Items]
Lessee-paid construction costs					$ 1,059		$ 717	$ 1,724	$ 1,303	$ 2,629	$ 3,021	$ 2,867
Weighted-average discount rate					11.50%	9.90%	9.70%	11.50%	9.70%	9.90%	9.70%
Right-of-use asset, net					$ 13,852	$ 10,068		$ 13,852		$ 10,068	$ 11,617
Lease liabilities					14,867	10,955		14,867		10,955
Right-of-use asset impairment expense										710	0	0
65 Grove Street, Watertown,MA
Operating Leased Assets [Line Items]
Area of office space leased | ft²		5,600	7,216	25,078											7,216
Lessee-paid construction costs				$ 800
Lease term			5 years 8 months 12 days	8 years
Weighted-average discount rate			11.30%	8.90%										11.90%
Base rent			$ 100
Letters of credit outstanding, amount													$ 1,600
Right-of-use asset, net											3,200			$ 100
Lease liabilities											3,200			$ 100
Upfront rental payment		$ 1,000
Deferred rent					300	800		300		800
Right-of-use asset impairment expense						700				700
65 Grove Street, Watertown,MA | Research and development
Operating Leased Assets [Line Items]
Right-of-use asset impairment expense										600
65 Grove Street, Watertown,MA | General and administrative
Operating Leased Assets [Line Items]
Right-of-use asset impairment expense										100
65 Grove Street, Watertown,MA | Letter of Credit
Operating Leased Assets [Line Items]
Restricted cash											1,600
Restricted cash, current											300
Restricted cash, noncurrent					$ 1,400	$ 1,400		$ 1,400		$ 1,400	1,300
704 Quince Orchard Road Leases
Operating Leased Assets [Line Items]
Weighted-average discount rate	11.50%					11.50%				11.50%
Number of acquired operating leases | operating_lease	2									2
Moscow Russia Lease
Operating Leased Assets [Line Items]
Lessee-paid construction costs										$ 3,800	$ 3,200	$ 2,900